VESSELS AND OTHER FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2011
VESSELS AND OTHER FIXED ASSETS, NET
VESSELS AND OTHER FIXED ASSETS, NET

11.VESSELS AND OTHER FIXED ASSETS, NET

Acquisition of vessels

On April 15, 2010, the Company completed the acquisition of two Kamsarmaxes under construction for an aggregate consideration of approximately $112,700 (including the assumption of newbuilding contract commitments and debt related to the two Kamsarmaxes) in exchange for the vessel Chinook as part of the same transaction.

In July 2010, the Company completed the acquisition of five dry bulk vessels, including two newbuildings, from Grandunion. Pursuant to the purchase agreement, the entire transaction, which was an asset acquisition, aggregated to approximately $147,000, which included assumption of bank debt, other liabilities, net and the newbuildings’ commitments. The fair values acquired consisted of vessels of $58,110, vessels under construction of $9,588, backlog assets of $25,509, a deferred charter revenue liability of $710, bank debt of $86,368, purchase option liabilities of $3,973 and net other liabilities of $2,156.

In October 2010, the Company acquired the vessel Newlead Prosperity for a total consideration of $24,500.

On October 13, 2009, Grandunion (an affiliate of the Company) transferred three dry bulk carriers to the Company with a net historical basis of $75,289.

Transfer from vessels under construction

In June 2011, the Newlead Endurance was delivered from a South Korean shipyard for a contracted price of $37,000. A total cost of $38,708 was transferred from vessels under construction.

In July 2011, the Navios Serenity was delivered from a Korean shipyard for a contracted price of $34,000. A total cost of $34,359 was transferred from vessels under construction.

In November 2011, the Newlead Gujarat was delivered from a Korean shipyard for a contracted price of $34,000. A total cost of $44,838 was transferred from vessels under construction.

Sale of vessels

On December 20, 2011,the Company entered into a memorandum of agreement with an unrelated party for the sale of four LR1 product tanker vessels. The sale of two vessels, the Newlead Fortune and the Newlead Avra, was completed on December 22, 2011 for a net aggregate selling price of $63,758. The carrying value of the vessels was $55,171 and the gain on the sale of these two vessels amounted to $8,640 and is included in Loss from discontinued operations in the accompanying statements of operations and cash flows (see Note 25).See “Assets Held for Sale” below for information on the other two LR1 vessels.

On August 12, 2011, First Business Bank (“FBB”) and the Company entered into an agreement for the sale of two vessels, the Newlead Spartounta and Newlead Prosperity, which were sold on September 13, 2011 and September 20, 2011, respectively, for a net aggregate selling price of $33,548 (for more details see Note 15). The carrying value of the vessels was $28,005 and the gain on the sale of these two vessels amounted to $4,931 and is included in Loss from discontinued operations in the accompanying statements of operations and cash flows (see Note 25).

On April 22, 2010, the Company sold the High Rider to an unrelated third party for gross proceeds to the Company of approximately $6,700. The gain on the sale of the High Rider amounted to $49 and is included in (Loss)/gain on the sale of vessels, net.

In September 2010, the Company sold to unrelated third parties the Ostria and the Nordanvind, for a total gross consideration of approximately $16,300 resulting in an aggregate gain on the sale of the vessels of $1,045. Also, in September 2010, the Company sold the High Land for a gross consideration of approximately $4,500. The gain on the sale of the vessel amounted to $74 and is included in “(Loss)/gain on the sale of vessels, net”.

On June 10, 2009, the Company sold the Ocean Hope to an unrelated party for net proceeds of approximately $2,300. The loss on the sale of the vessel amounted to approximately $5,600. The Company paid 4% of the purchase price as sales commissions to Braemar Seascope Limited, an unrelated company. The Company also paid a 1% commission to a brokerage firm, of which one of the Company's former directors is a shareholder.  The results of the Ocean Hope during 2009, until the date of its delivery to its new owners, have been reported as discontinued operations in the accompanying statements of operations and cash flows (see Note 25).

Assets Held for Sale (Discontinued Operations)

On December 20, 2011, the Company entered into a memorandum of agreement with an unrelated party for the sale four LR1 product tanker vessels. Two vessels were sold in 2011 as noted above and the sale of the other two vessels, the Newlead Compass and the Newlead Compassion, was completed on January 31, 2012 for a net aggregate selling price of $79,197. As of December 31, 2011, the Newlead Compass and Newlead Compassion met the criteria for “Assets Held for Sale” and were recorded at their carrying value of $64,712, since this was below fair value (less costs to sell).

On December 29, 2011, the Company entered into a memorandum of agreement with an unrelated party for the sale of the Grand Ocean, which was completed on January 11, 2012, for a net aggregate selling price of approximately $8,150. On October 21, 2011, the Company entered into an agreement with Prime Mountain Shipping Ltd, in order to return the vessel Australia in settlement of part of the vessel’s outstanding debt. The delivery was completed on January 31, 2012. As of December 31, 2011, the Grand Ocean and the Australia met the criteria for “Assets Held for Sale” and were recorded at fair value (less costs to sell) of $21,370. For the year ended December 31, 2011, an impairment charge of $17,944 was recorded and is included in Loss from discontinued operations in the accompanying statements of operations and cash flows (see Note 25).

As of December 31, 2011 and 2010, assets held for sale, net totaled $86,082 and $0, respectively.

Impairment of vessels

For the year ended December 31, 2011, the Company recorded an aggregate of $73,349 of impairment charges in continuing operations on eleven of the thirteen vessels that were held and used as of December 31, 2011. For two of the four vessels that qualified as assets held for sale as of December 31, 2011, these vessels were adjusted to their fair value as of December 31, 2011 (see above). A total impairment charge of $30,426 was recorded within Loss from discontinued operations. For the year ended December 31, 2010, the Company recorded an impairment charge on vessels in the amount of $15,662, which were all recorded within continuing operations. The Company's impairment analysis as of December 31, 2009 did not result in an impairment loss. The impairment analysis as of September 30, 2009 resulted in an impairment loss of $40,859 from continuing operations and $50,742 from discontinued operations for the period from January 1, 2009 to October 13, 2009. Refer to Note 3 for the details related to the vessel impairment tests.

See Note 26 for a discussion of recent developments relating to certain of these vessels.

The table below presents the movement of “Vessels and Other Fixed Assets, Net” as of December 31, 2011:

Cost	Vessels	Leased Vessels	Dry docking	Special survey	Other fixed assets	Total

PREDECESSOR
Balance at January 1, 2009	$410,169	$-	$12,011	$8,053	$210	$430,443
Additions	-	-	4,761	1,358	63	6,182
Disposals — Discontinued operations	(17,224)	-	(484)	(421)	-	(18,129)
Balance at October 13, 2009	$392,945	$-	$16,288	$8,990	$273	$418,496

SUCCESSOR
Additions	$-	$-	$1,333	$-	$-	$1,333
Additions — Contribution from Grandunion	98,985	-	5,767	-	-	104,752
Change in control — basis adjustment	(82,870)	-	(16,288)	(8,990)	(273)	(108,421)
Transfer to assets held for sale	(8,400)	-	-	-	-	(8,400)

Balance at December 31, 2009	400,660	-	7,100	-	-	407,760

Business combination	143,050	-	-	-	758	143,808
Additions	82,711	-	3,548	-	76	86,335
Transfer from Vessels Under Construction	44,025	-	-	-	-	44,025
Disposals	(34,338)	-	(1,332)	-	-	(35,670)
Transfers from Vessels to Leased Vessels	(87,291)	87,000	-	-	-	(291)
Balance at December 31, 2010	548,817	87,000	9,316	-	834	645,967

Additions	863	-	6,650	-	190	7,703
Transfer from Vessels Under Construction	79,197	38,708	-	-	-	117,905
Transfer to assets held for sale	(92,600)	(24,000)	(4,038)	-	-	(120,638)
Disposals — Discontinued operations	(102,794)	-	(2,959)	-	-	(105,753)
Loss on sale and leaseback	-	(208)	-	-	-	(208)
Balance at December 31, 2011	$433,483	$101,500	$8,969	$-	$1,024	$544,976

Accumulated Depreciation and Amortization
PREDECESSOR
Balance at January 1, 2009	$(119,547)	$-	$(9,413)	$(4,921)	$(99)	$(133,980)
Depreciation and Amortization for the period	(14,073)	-	(2,050)	(1,071)	(174)	(17,368)
Impairment loss	(91,601)	-	-	-	-	(91,601)
Disposals	9,361	-	484	421	-	10,266

Balance at October 13, 2009	$(215,860)	$-	$(10,979)	$(5,571)	$(273)	$(232,683)
SUCCESSOR
Additions — Contribution from Grandunion	$(27,894)	$-	$(1,569)	$-	$-	$(29,463)
Change in control — basis adjustment	94,184	-	10,979	5,571	273	111,007
Depreciation and Amortization for the period	(3,187)	-	(469)	-	-	(3,656)
Transfer to assets held for sale	150	-	-	-	-	150

Balance at December 31, 2009	(152,607)	-	(2,038)	-	-	(154,645)

Depreciation and Amortization for the year	(26,139)	(841)	(2,781)	-	(408)	(30,169)
Impairment loss (note 3)	(15,662)	-	-	-	-	(15,662)
Accumulated Depreciation of Leasedback Vessels	8,104	-	-	-	-	8,104
Disposals — Discontinued operations	1,664	-	157	-	-	1,821
Balance at December 31, 2010	(184,640)	(841)	(4,662)	-	(408)	(190,551)

Depreciation and Amortization for the year	(26,497)	(8,068)	(3,384)	-	(312)	(38,261)
Impairment loss (Note 3)	(68,185)	(30,497)	(5,093)	-	-	(103,775)
Transfer to assets held for sale	20,672	10,932	2,952	-	-	34,556
Disposals	20,148	-	2,426	-	-	22,574
Balance at December 31, 2011	$(238,502)	$(28,474)	$(7,761)	$-	$(720)	$(275,457)

PREDECESSOR
Net book value — January 1, 2009	$290,622	$-	$2,598	$3,132	$111	$296,463

Net book value — October 13, 2009	$177,085	$-	$5,309	$3,419	$-	$185,813

SUCCESSOR
Net book value — December 31, 2009	$248,053	$-	$5,062	$-	$-	$253,115

Net book value —December 31, 2010	$364,177	$86,159	$4,654	$-	$426	$455,416

Net book value —December 31, 2011	$194,981	$73,026	$1,208	$-	$304	$269,519